Property, Plant and Equipment - Narrative (Details) - CAD ($)	1 Months Ended	3 Months Ended				5 Months Ended	9 Months Ended		12 Months Ended
	Nov. 25, 2019	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Nov. 25, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized to construction in progress									$ 22,000,000	$ 25,200,000
Weighted average interest rate for capitalization									13.00%	14.00%
Property, plant and equipment, temporarily idle		$ 216,000,000		$ 0					$ 216,000,000	$ 0
Depreciation expense									74,500,000	45,400,000
Depreciation expense recognized in cost of goods sold									27,200,000	12,200,000
Impairment loss recognised in profit or loss, property, plant and equipment									148,234,000
Impairment loss recognised in profit or loss									75,035,000	$ 88,932,000
Canadian Hemp Cash Generating Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of CGU			$ 200,000				$ 200,000
Impairment loss recognised in profit or loss		0	$ 9,800,000	$ 0	$ 0		$ 9,800,000	$ 0
Latin American Hemp and European Hemp CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment									$ 15,900,000
Computer software & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life									3 years
Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life									5 years
Aurora Sun Facility
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, temporarily idle		212,100,000							$ 212,100,000
Nordic Sky Facility
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, temporarily idle		$ 3,900,000							3,900,000
Impairment loss recognised in profit or loss, property, plant and equipment									34,600,000
Production Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment									$ 86,500,000
Bottom of range | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life									2 years
Bottom of range | Building & Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life									20 years
Top of range | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life									4 years
Top of range | Building & Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life									30 years
Exeter Property
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 11,000,000					$ 1,400,000
Proceeds from disposal									$ 8,607,000
Exeter Property | Building & Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposal									7,214,000
Cost | Exeter Property
Disclosure of detailed information about property, plant and equipment [line items]
Transfer of land and real estate to held for sale									18,200,000
Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment									145,818,000
Owned assets | Canadian Hemp Cash Generating Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment									7,400,000
Owned assets | Computer software & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment									108,000
Owned assets | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment									24,216,000
Owned assets | Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment									139,000
Owned assets | Building & Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment									82,721,000
Right-of-use lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment									2,416,000
Right-of-use lease assets | Canadian Hemp Cash Generating Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment									2,400,000
Right-of-use lease assets | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment									0
Right-of-use lease assets | Building & Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment									$ 2,416,000